Discontinued operations - Cash flows from (used in) discontinued operations (Details) - Discontinued operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Discontinued operations
Net cash flows generated/(used) from operating activities	$ 5,156	$ (61)	$ 9,015	$ 1,241
Net cash flows used in investing activities	(513)	(270)	(735)	(396)
Net cash flows used in financing activities	$ (338)	$ (371)	$ (849)	$ (644)